Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	10,758,234	10,721,568
Common stock, shares outstanding	10,758,234	10,721,568